Loss Per Share - Schedule of Loss Per Share (Details) SFr / shares in Units, SFr in Thousands	12 Months Ended
	Dec. 31, 2024 CHF (SFr) SFr / shares shares	Dec. 31, 2023 CHF (SFr) SFr / shares shares	Dec. 31, 2022 CHF (SFr) SFr / shares shares
Earnings per share [line items]
Net loss for the period attributable to Oculis shareholders | SFr	SFr (85,777)	SFr (88,802)	SFr (38,698)
Basic Loss per share
Weighted-average number of shares used to compute loss per share basic	40,406,551	29,899,651
Weighted-average number of shares used to compute loss per share basic (as restated)			3,417,521
Basic net loss per share for the period, ordinary shares | SFr / shares	SFr (2.12)	SFr (2.97)	SFr (11.32)
Exchange Ratio			1.1432
Diluted Loss per share
Weighted-average number of shares used to compute loss per share diluted	40,406,551	29,899,651
Weighted-average number of shares used to compute loss per share diluted (as restated)			3,417,521
Diluted net loss per share for the period, ordinary shares | SFr / shares	SFr (2.12)	SFr (2.97)	SFr (11.32)
Legacy Oculis
Basic Loss per share
Weighted-average number of shares used to compute loss per share basic			2,989,434
Diluted Loss per share
Weighted-average number of shares used to compute loss per share diluted			2,989,434